Share capital	12 Months Ended
Dec. 31, 2024
Share capital
Share capital
13	Share capital

a.Reverse share split:

In 2023, the Group restructured its authorised shares and issued ordinary shares as detailed below:

(a)The number of ordinary shares which the Group is authorised to issue has been decreased to 20,000,000 ordinary shares by the consolidation of every 25 ordinary shares of $0.0001 par value each currently in issue into 1 ordinary share of $0.0025 par value each; and

(b)the issued ordinary shares have been combined into a small number of shares, resulting in every 25 issued ordinary share being combined into 1 ordinary share with a par value of $0.0025 each.

Following the restructuring, the Group is authorised to issue 20,000,000 ordinary shares and 55,000,000 preference shares. The restructuring was approved on 4 January 2023 and became effective on 25 January 2023.

b.Share capital:

The below table sets out the Group’s share structure during the year ended 31 December 2024 and 2023:

	As of 31 December 2024		As of 31 December 2023
	Authorised	Issued	Authorised	Issued
Class A ordinary shares	20,000,000	9,898,516	20,000,000	6,791,605
Preferred shares	55,000,000	—	55,000,000	—
	75,000,000	9,898,516	75,000,000	6,791,605

13	Share capital (continued)

b.Share capital: (continued)

	As of 31 December 2024		As of 31 December 2023
	Number	Share	Number	Share
	of shares	capital	of shares	capital
Issuance of shares in the normal course of business	5,125,472	12,812	2,018,561	5,045
Issuance of shares to Swvl Inc. shareholders	3,411,410	8,529	3,411,410	8,529
Issuance of shares to SPAC shareholders	557,960	1,395	557,960	1,395
Conversion of convertible notes	645,018	1,613	645,018	1,613
Issuance of shares to PIPE investors	158,656	397	158,656	397
	9,898,516	24,746	6,791,605	16,979

c.Share premium:

As of 31 December 2024
Share Premium
Issuance of shares to Swvl Inc. shareholders	88,873,188
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs (Note 33)	121,077,329
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of earnout shares	(75,550,455)
311,548,404
Issuance of shares in the normal course of business	42,335,364
353,883,768

As of 31 December 2023
Share Premium
Issuance of shares to Swvl Inc. shareholders	88,873,188
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs (Note 33)	121,077,329
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of earnout shares	(75,550,455)
311,548,404
Issuance of shares in the normal course of business	35,746,748
347,295,152